24 FINANCIAL INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2019
Financial Income Expenses [Abstract]
Schedule of financial income (expenses)
		Consolidated
	12/31/2019	12/31/2018	12/31/2017

Financial income
Related parties (note 18 b)	79,228	64,888	61,549
Income from financial investments	93,471	111,235	162,292
Gain from derivative			28,503
Other income (1)	206,343	1,134,391	42,730
	379,042	1,310,514	295,074
Financial expenses
Borrowings and financing - foreign currency	(1,128,520)	(988,821)	(827,841)
Borrowings and financing - local currency	(867,785)	(1,020,867)	(1,610,714)
Related parties		(16,092)
Leases	(49,118)
Capitalized interest (notes 9 and 29)	117,189	71,611	91,957
Interest, fines and late payment charges	(104,357)	(71,100)	(72,343)
Commission and bank fees	(217,784)	(182,179)	(159,088)
PIS/COFINS over financial income	(25,176)	(84,404)	(21,926)
Insuranre garantee	(29,191)
Other financial expenses	(258,049)	19,614	(142,296)
	(2,562,791)	(2,272,238)	(2,742,251)
Inflation adjustment and exchange differences, net
Inflation adjustments, net	85,451	(1,035)	(10,556)
Exchange rates, net	(37,872)	(532,883)	(5,665)
Exchange gain (losses) on derivatives	4,986	(1)	(229)
	52,565	(533,919)	(16,450)

Financial income (expenses), net	(2,131,184)	(1,495,643)	(2,463,627)

Statement of gains and (losses) on derivative transactions
Dollar - to - euro swap	783	(1)	(229)
CDI x Dollar swap (note 12)	4,203
	4,203	(1)	(229)
Future DI			28,503
			28,503
	4,986	(1)	28,274

(1)    Refers mainly to the monetary adjustment of the recognition of the non-inclusion of ICMS in the PIS and COFINS calculation basis in the amount of R$160,609 as of December 31,2019 (R$1,106,097 as of December 31,2018).